Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of outstanding debt
The following is a summary of outstanding debt (in millions):

As of December 31	2019	2018
Commercial paper	$112	$250
5.00% Senior Notes due September 2020	600	599
2.80% Senior Notes due March 2021	399	398
2.20% Senior Notes due November 2022	497	—
4.00% Senior Notes due November 2023	348	348
3.50% Senior Notes due June 2024	597	596
3.875% Senior Notes due December 2025	746	746
2.875% Senior Notes due May 2026 (EUR 500M)	550	562
8.205% Junior Subordinated Notes due January 2027	521	521
4.50% Senior Notes due December 2028	346	347
3.75% Senior Notes due May 2029	744	—
6.25% Senior Notes due September 2040	296	296
4.25% Senior Notes due December 2042	199	198
4.45% Senior Notes due May 2043	246	246
4.60% Senior Notes due June 2044	544	544
4.75% Senior Notes due May 2045	593	592
Other	1	1
Total debt	7,339	6,244
Less: Short-term debt and current portion of long-term debt	712	251
Total long-term debt	$6,627	$5,993

Repayments of long-term debt
Repayments of total debt are as follows (in millions):

2020	$712
2021	400
2022	500
2023	350
2024	600
Thereafter	4,882
Total Repayments	7,444
Unamortized discounts, premiums, and debt issuance costs	(105)
Total Debt	$7,339

Schedule of Commercial Paper
Commercial paper outstanding, which is included in Short-term debt and current portion of long-term debt in the Company’s Consolidated Statements of Financial Position, is as follows (in millions):

As of December 31	2019	2018
Commercial paper outstanding	$112	$250

The weighted average commercial paper outstanding and its related interest rates are as follows (in millions, except percentages):

Years ended December 31	2019	2018
Weighted average commercial paper outstanding	$511	$580
Weighted average interest rate of commercial paper outstanding	0.27%	0.84%